Income Taxes - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [line items]
Canadian Statutory Tax Rate	24.00%	26.50%	27.00%
Deferred tax (expense) recovery		$ 387,000,000	$ 78,000,000
Deferred income tax assets has been recognized	$ 36,000,000
Deferred tax liability has been recognized	0	0
Amounts of tax pools available, including tax losses	9,657,000,000	8,761,000,000
Net capital losses recognized as a deferred income tax asset	22,000,000	100,000,000
Canadian Federal Non Capital Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	1,682,000,000	696,000,000
US Federal Net Operating Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	1,084,000,000	188,000,000
Canadian Net Capital Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	85,000,000	188,000,000
Net capital losses associated with unrealized foreign exchange losses	$ 254,000,000	262,000,000
Internal Restructuring [Member]
Disclosure of income taxes [line items]
Deferred tax (expense) recovery		$ 387,000,000
Alberta [Member]
Disclosure of income taxes [line items]
Canadian Statutory Tax Rate	8.00%	8.00%	12.00%
Reduction in provincial corporate tax rate enacted period		4 years
Deferred tax (expense) recovery		$ 671,000,000